Share Options and Stock Compensation Charges - Additional Information (Detail) (USD $)	12 Months Ended							12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended	1 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Employee Stock Plan, 2008 Plan	Dec. 31, 2011 Employee Stock Plan, 2008 Plan Minimum	Dec. 31, 2011 Employee Stock Plan, 2008 Plan Individual Employee	Jul. 21, 2008 Restricted Stock Units 2008	Dec. 31, 2011 Employee Stock Plan, 2003 Plan	Dec. 31, 2011 Employee Stock Plan, 2003 Plan Individual Employee	Dec. 31, 2011 Stock Option	Dec. 31, 2011 Stock Option Maximum Year	Dec. 31, 2011 Stock Option And Award Plans	Dec. 31, 2011 Stock Option And Award Plans Fully Vested Options	May 20, 2011 Restricted Stock Units (RSUs)	Aug. 16, 2010 Restricted Stock Units (RSUs)	Aug. 07, 2008 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs)	Aug. 07, 2008 Restricted Stock Units (RSUs) Minimum	Aug. 07, 2008 Restricted Stock Units (RSUs) Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share					100.00%
Ordinary shares which have been reserved for issuance				6,000,000		400,000	1,000,000	6,000,000	400,000
Maximum number of award as percentage of shares outstanding								10.00%
Shares vesting period										5 years
Shares expiration period										8 years
Weighted Average Remaining Contractual Life of Options Outstanding	4.68										8
Weighted Average Remaining Contractual Life of Options Exercisable	3.26
Options Expected to Vest	854,424
Intrinsic Value Of Options Exercised	$ 2,900,000
Intrinsic Value Of Options Outstanding	6,000,000
Intrinsic Value Of Options Exercisable	5,900,000
Fair value of stock awards vested	100,000	100,000
Non-cash stock compensation expense	9,355,000	7,408,000	7,353,000
Non-cash stock compensation expense not yet recognized	20,600,000
Unrecognized stock-based compensation expense, weighted average period (years)	3.0
Tax benefit on exercise of options	$ 681,000	$ 2,345,000	$ 487,000
Options granted, exercise price range minimum	$ 8.60												$ 8.60
Options granted, at exercise prices maximum	$ 41.25												$ 18.00
Options vesting period												5 years
Awards granted to certain key employees																6,280	365,000
Market price of the Company's ordinary shares on date of award																$ 41.95
Ordinary shares issued by the Company														3,768	2,512
Vesting dates, earliest																		Feb. 26, 2009	Feb. 26, 2011